SEGMENT REPORTING (Details) - Segment	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SEGMENT REPORTING [Abstract]
Number of business segment (in Segment)	4
Technology Segment [Member] | Customer Concentration Risk [Member] | Verizon Communications Inc. [Member] | Revenue [Member]
SEGMENT REPORTING [Abstract]
Percentage of concentration risk	17.00%	19.00%	23.00%